Schedule of Realized and Unrealized Gain (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Commodity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain from commodity contracts	$ 197,706	$ 1,125,273	$ 407,098